Other Current and Non-current Assets (Tables)	6 Months Ended
Jun. 30, 2016
Other Current and Non-current Assets
Schedule of other current assets

Other current assets consisted of the following (in thousands):

	As of	As of
	June 30, 2016	December 31, 2015
Fair value of swaps	$24	$138
Claims receivable	1,178	954
Advances to suppliers and other assets	2,436	3,365

Total	$3,638	$4,457

Schedule of other non-current assets

Other non-current assets consisted of the following (in thousands):

	As of	As of
	June 30, 2016	December 31, 2015
Series 1 ZIM notes, net	$6,540	$6,587
Series 2 ZIM notes, net	33,345	32,507
Equity participation ZIM	28,693	28,693
Other assets	5,664	4,401

Total	$74,242	$72,188